Other Intangible Assets, Net (Detail) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Intangible Asset Excluding Goodwill [Line Items]
Gross other intangible assets	$ 1,563	$ 1,514	$ 618
Accumulated amortization	(243)	(219)	(159)
Other intangible assets, net	1,320	1,295	459
Indefinite-lived Intangible Assets
Intangible Asset Excluding Goodwill [Line Items]
Gross other indefinite lived intangible assets	246	238	149
Other indefinite lived intangible assets, net	246	238	149
Developed Technology Including Patents
Intangible Asset Excluding Goodwill [Line Items]
Gross other finite lived intangible assets	1,287	1,247	440
Accumulated amortization	(213)	(190)	(133)
Other finite lived intangible assets, net	1,074	1,057	307
Other Intangible Assets
Intangible Asset Excluding Goodwill [Line Items]
Gross other finite lived intangible assets	30	29	29
Accumulated amortization	$ (30)	$ (29)	(26)
Other finite lived intangible assets, net			$ 3